Other intangible assets (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	7 years	8 years
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	4 years	5 years